Goodwill (Details) - USD ($) $ in Millions	6 Months Ended	11 Months Ended	12 Months Ended
	Oct. 31, 2015	Apr. 30, 2015	May. 31, 2014	May. 31, 2013
Goodwill [Line Items]
Beginning balance	$ 4,045.8	$ 4,317.2	$ 4,139.8
Goodwill acquired	369.9	18.2	115.3
Currency translation effect	(49.7)	(289.6)	62.1
Ending balance	4,366.0	4,045.8	4,317.2	$ 4,139.8
Goodwill impairment	0.0	0.0	0.0	0.0
Accumulated impairment charges	0.0	0.0	0.0	0.0
License [Member]
Goodwill [Line Items]
Beginning balance	931.5	979.1	849.6
Goodwill acquired	336.5	11.9	114.8
Currency translation effect	(10.2)	(59.5)	14.7
Ending balance	1,257.8	931.5	979.1	849.6
Maintenance [Member]
Goodwill [Line Items]
Beginning balance	2,851.7	3,056.5	3,012.9
Goodwill acquired		6.3	0.5
Currency translation effect	(36.3)	(211.1)	43.1
Ending balance	2,815.4	2,851.7	3,056.5	3,012.9
Consulting [Member]
Goodwill [Line Items]
Beginning balance	262.6	281.6	277.3
Goodwill acquired	33.4
Currency translation effect	(3.2)	(19.0)	4.3
Ending balance	$ 292.8	$ 262.6	$ 281.6	$ 277.3